Intangible Assets - Carrying Amounts of Goodwill and Distribution Rights (Details) $ in Millions, $ in Millions	Dec. 31, 2022 USD ($)	[1]	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated	$ 9,785		$ 190,772	$ 158,138	$ 155,501
Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated			99,012	98,303
Mexico | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated			56,587	56,352
Guatemala | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated			1,691	1,735
Nicaragua | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated			404	438
Costa Rica | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated			1,418	1,407
Panama | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated			1,170	1,238
Colombia | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated			3,051	3,798
Brazil | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated			31,753	30,608
Argentina | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated			426	395
Uruguay | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated			$ 2,512	$ 2,332

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3